Leases - Summary of Amounts Recorded in Income Statement and Cash Flow Statements (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2019	Jun. 30, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Variable lease costs	$ 190	$ 438
Short-term lease costs		211
Low-value lease costs		$ 26